SCHEDULE OF CONCENTRATION OF RISK (Details)		6 Months Ended						12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2025 HKD ($)		Jun. 30, 2024 HKD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 HKD ($)		Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Concentration Risk [Line Items]
Revenues								$ 773,125		$ 5,978,961		$ 170,284
Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues		$ 1,076,552		$ 8,418,642		$ 5,208,085
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | North Water Investment Group Holdings Limited [Member]
Concentration Risk [Line Items]
Revenues	[1]
Concentration of risk percentage								82.00%		82.00%			[1]
Revenues										$ 4,900,000
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues					[2]	$ 4,900,000
Concentration of risk percentage			[2]		[2]	94.00%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | North Water Investment Group Holdings Limited [Member]
Concentration Risk [Line Items]
Revenues												$ 99,314
Concentration of risk percentage									[1]		[1]	58.00%
Revenues	[1]
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | North Water Investment Group Holdings Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage								77.00%		77.00%			[1]
Accounts receivable										$ 211,745			[1]
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			[2]		[2]			77.00%		77.00%
Accounts receivable					[2]					$ 211,745
Customer C [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | North Water Investment Group Holdings Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage								25.00%		25.00%		26.00%
Accounts payable										$ 949,871		$ 949,871
Customer C [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			[2]		[2]			25.00%		25.00%
Accounts payable					[2]					$ 949,871
Customer D [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | North Water Investment Group Holdings Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage								24.00%		24.00%		25.00%
Accounts payable										$ 922,299		$ 922,299
Customer D [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			[2]		[2]			24.00%		24.00%
Accounts payable					[2]					$ 922,299
Customer E [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues				$ 1,547,300			[2]
Concentration of risk percentage		18.00%		18.00%			[2]
Customer F [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues				$ 1,047,000			[2]
Concentration of risk percentage		12.00%		12.00%			[2]
Customer G [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues				$ 1,042,000			[2]
Concentration of risk percentage		12.00%		12.00%			[2]
Customer H [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues				$ 1,041,585			[2]
Concentration of risk percentage		12.00%		12.00%			[2]
Customer I [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues				$ 1,032,485			[2]
Concentration of risk percentage		12.00%		12.00%			[2]
Customer J [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Revenues				$ 1,031,985			[2]
Concentration of risk percentage		12.00%		12.00%			[2]
Customer K [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		95.00%		95.00%					[2]		[2]
Accounts receivable				$ 1,298,785							[2]
Customer L [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		72.00%		72.00%					[2]		[2]
Accounts payable				$ 40,008,605							[2]
Customer M [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | Mango Financial Group Limited [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		19.00%		19.00%					[2]		[2]
Accounts payable				$ 10,300,000							[2]

[1]	Less than 10%
[2]	Less than 10%